Investments in joint ventures - Combined joint ventures on an aggregated basis (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Time charter revenues	$ 36,941		$ 34,696	$ 72,251	$ 69,472
Operating expenses	(14,040)		(8,893)	(24,387)	(17,800)
Depreciation and amortization	(5,134)		(5,012)	(10,245)	(10,223)
Operating income	22,287		24,058	50,773	55,790
Unrealized gain (loss) on derivative instruments	0		0	0	0
Income (loss) before tax	16,474		13,863	39,453	39,417
Income tax expense	3,416	$ 3,400	11,225	6,234	12,939
Net income (loss)	13,058		2,638	33,219	26,478
Equity in earnings (losses) of joint ventures	4,520		3,267	13,154	14,341
Cash and cash equivalents	42,395		23,838	42,395	23,838	$ 42,519	$ 31,770
Restricted cash	6,519		8,771	6,519	8,771	8,410	7,198
Total current assets	76,228			76,228		71,280
Restricted cash	10,991		10,565	10,991	10,565	10,991	$ 12,095
Vessels, net of accumulated depreciation	592,056			592,056		602,289
Derivative instruments	1,238			1,238
Total long-term assets	940,608			940,608		932,728
Current portion of long-term debt	43,747			43,747		46,385
Derivative instruments						5,239
Refund liabilities	3,976			3,976		3,976
Total current liabilities	94,986			94,986		76,209
Long-term debt	317,251			317,251		339,687
Derivative instruments						7,631
Other long-term liabilities	144			144		166
Total long-term liabilities	343,198			343,198		397,279
Srv Joint Gas Limited And Srv Joint Gas Two Limited [Member]
Time charter revenues	22,155		20,571	43,423	41,488
Operating expenses	(5,896)		(3,608)	(10,381)	(7,351)
Depreciation and amortization	(5,132)		(5,132)	(10,265)	(10,268)
Operating income	11,127		11,831	22,777	23,869
Unrealized gain (loss) on derivative instruments	1,675		68	11,433	15,414
Other financial expense, net	(3,914)		(5,518)	(8,210)	(10,909)
Income (loss) before tax	8,888		6,381	26,000	28,374
Net income (loss)	8,888		6,381	26,000	28,374
Share of joint ventures net income (loss) before eliminations	4,444		3,190	13,000	14,187
Eliminations	76		77	154	154
Equity in earnings (losses) of joint ventures	4,520		$ 3,267	13,154	$ 14,341
Cash and cash equivalents	13,565			13,565		15,013
Restricted cash	13,166			13,166		21,429
Other current assets	4,346			4,346		2,804
Total current assets	31,077			31,077		39,246
Restricted cash	13,158			13,158		13,111
Vessels, net of accumulated depreciation	471,981			471,981		478,861
Derivative instruments	8,422			8,422		1,453
Total long-term assets	493,561			493,561		493,425
Current portion of long-term debt	30,211			30,211		191,365
Amounts and loans due to owners and affiliates	1,436			1,436		1,113
Derivative instruments	9,917			9,917		14,065
Refund liabilities	1,436			1,436		1,920
Other current liabilities	8,077			8,077		8,460
Total current liabilities	51,077			51,077		216,923
Long-term debt	266,372			266,372		137,151
Loans due to owners and affiliates	20,405			20,405		15,022
Derivative instruments	35,618			35,618		47,320
Other long-term liabilities	28,854			28,854		30,593
Total long-term liabilities	351,249			351,249		230,086
Net assets (liabilities)	122,312			122,312		85,662
Share of joint ventures net assets (liabilities) before eliminations	61,156			61,156		42,831
Eliminations	$ (6,972)			(6,972)		(7,123)
Accumulated earnings (losses) of joint ventures				$ 54,184		$ 35,708
Srv Joint Gas Limited And Srv Joint Gas Two Limited [Member] | Srv Joint Gas Limited And Srv Joint Gas Two Limited [Member]
Share of joint ventures owned	50.00%		50.00%	50.00%	50.00%	50.00%